Schedule of Bank Borrowings (Details) (Parenthetical) ¥ in Millions, $ in Millions																					1 Months Ended	12 Months Ended
	Dec. 29, 2025 CNY (¥)	Dec. 08, 2025 CNY (¥)	Nov. 28, 2025 CNY (¥)	Oct. 22, 2025 CNY (¥)	Oct. 14, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 CNY (¥)	Jun. 19, 2025 CNY (¥)	Jun. 10, 2025 CNY (¥)	May 30, 2025 CNY (¥)	May 08, 2025 CNY (¥)	Jan. 14, 2025 CNY (¥)	Dec. 27, 2024 CNY (¥)	Dec. 25, 2024 CNY (¥)	Nov. 06, 2024 CNY (¥)	Jun. 27, 2024 CNY (¥)	Jun. 20, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 30, 2024 CNY (¥)	May 24, 2024 CNY (¥)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 03, 2025 CNY (¥)	Jun. 17, 2025 CNY (¥)
Line of Credit Facility [Line Items]
Line of Credit Facility, Annual Principal Payment	¥ 10.0	¥ 5.0	¥ 5.0		¥ 10.0	¥ 10.0	¥ 5.0		¥ 10.0	¥ 5.0	¥ 20.0			¥ 20.0	¥ 30.0	¥ 10.0	¥ 50.0	¥ 5.0	¥ 5.0	¥ 10.0	¥ 65.0
Line of Credit Facility, Expiration Date	Dec. 20, 2026	Aug. 24, 2026	Aug. 26, 2026		Jun. 26, 2026	Jun. 28, 2026	Jun. 26, 2026				May 08, 2027			Jun. 19, 2026	Nov. 05, 2025	Jun. 06, 2025	Jun. 19, 2026
Drew down amount	¥ 0.7	¥ 5.0	¥ 5.0	¥ 5.0		¥ 10.0		¥ 10.0				¥ 9.9	¥ 10.0		¥ 5.0							¥ 5.0
Loans Payable																								¥ 0.2	¥ 10.0
Deposit pledge | $																							$ 3.0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date										May 29, 2026